Exploration and evaluation assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration and evaluation assets
Balance at beginning of period	$ 97,326	$ 94,272
Decommissioning asset estimation adjustment	(136)	(1,835)
Consumables and drilling	522	1,811
Contractor	1,809	19
Labour	668	627
Power	1	77
Other	319	67
Preliminary economic assessment and feasibility study	3,721	2,288
Impairment	(401)
Balance at ending of period	103,829	97,326
Bilboes
Exploration and evaluation assets
Balance at beginning of period	74,900	73,573
Decommissioning asset estimation adjustment	(301)	(961)
Preliminary economic assessment and feasibility study	3,721	2,288
Balance at ending of period	78,320	74,900
Motapa
Exploration and evaluation assets
Balance at beginning of period	12,233	10,592
Decommissioning asset estimation adjustment	87	(882)
Consumables and drilling	522	1,792
Contractor	1,809	14
Labour	653	576
Power		74
Other	295	67
Balance at ending of period	15,599	12,233
Maligreen
Exploration and evaluation assets
Balance at beginning of period	6,033	5,998
Decommissioning asset estimation adjustment	78	8
Consumables and drilling		19
Contractor		5
Power	1	3
Other	24
Balance at ending of period	6,136	6,033
GG
Exploration and evaluation assets
Balance at beginning of period	3,774	3,723
Labour		51
Balance at ending of period	3,774	3,774
Sabiwa
Exploration and evaluation assets
Balance at beginning of period	294	294
Impairment	(294)
Balance at ending of period		294
Abercorn
Exploration and evaluation assets
Balance at beginning of period	27	27
Labour	15
Impairment	(42)
Balance at ending of period		27
Valentine
Exploration and evaluation assets
Balance at beginning of period	65	65
Impairment	$ (65)
Balance at ending of period		$ 65